Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 11,220	€ 7,650
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	11,220	7,650
Related amounts not set off in the statements of financial position, Financial instruments	8,261	4,840
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,837	2,689
Net amount	122	120
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	8,556	4,734
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,556	4,734
Related amounts not set off in the statements of financial position, Financial instruments	8,433	4,705
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	43	7
Net amount	80	22
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	11,220	7,650
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	11,220	7,650
Related amounts not set off in the statements of financial position, Financial instruments	8,261	4,840
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,837	2,689
Net amount	122	120
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	8,556	4,734
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,556	4,734
Related amounts not set off in the statements of financial position, Financial instruments	8,433	4,705
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	43	7
Net amount	€ 80	€ 22